OTHER PROVISIONS, CURRENT AND NON-CURRENT (Details) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other provisions, Current and Non current
Other provisions, current	$ 1,528,879	$ 1,335,337
Other provisions	55,883,527	48,734,936
Total	57,412,406	50,070,273	$ 69,107,550
Litigation
Other provisions, Current and Non current
Total	$ 57,412,406	$ 50,070,273